CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 963.1	$ 788.7	$ 517.6
Other comprehensive income (loss):
Unrealized loss on securities available-for-sale	(3.1)	(7.3)	(1.7)
Tax benefit	1.1	0.2	0.2
Unrealized loss on securities available-for-sale, net of tax	(2.0)	(7.1)	(1.5)
Unrealized loss on cash flow hedges	(0.1)	(0.7)	(1.3)
Tax benefit		0.2	0.4
Unrealized loss on cash flow hedges, net of tax	(0.1)	(0.5)	(0.9)
Unrealized gain (loss) on net investment hedges	39.1	(72.3)	10.3
Tax benefit (expense)	(9.5)	26.2	(2.4)
Unrealized gain (loss) on net investment hedges, net of tax	29.6	(46.1)	7.9
Foreign currency translation adjustments	(25.4)	64.2	(18.9)
Other comprehensive income (loss), net of tax	2.1	10.5	(13.4)
Total comprehensive income, net of tax	965.2	799.2	504.2
Less: Comprehensive income attributable to non-controlling interest			1.2
Comprehensive income attributable to common stockholders	$ 965.2	$ 799.2	$ 503.0